Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 32,195,995	$ 15,289,069	$ 5,927,732	$ 53,412,796
Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,908,150			1,908,150
Aquila, Ministry of Economy (Secretaría de Economía) [Member]
Total	1,073,190		20,541	1,093,731
Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	670,532			670,532
Palomas, Ministry of Economy (Secretaría de Economía) [Member]
Total	377,123		67,093	444,216
Other concessions without extraction at the moment, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total			445,581	445,581
Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,398,934			1,398,934
Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]
Total	6,194,566			6,194,566
Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
Total			5,394,517	5,394,517
Mina Central, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	12,627,991			12,627,991
Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		11,283,333		11,283,333
Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	2,555,252			2,555,252
Mina Oeste, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	4,483,108			4,483,108
Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		4,005,736		4,005,736
Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	907,149			907,149
Las Encinas S.A. de C.V.
Total	4,028,995		5,466,364	9,495,359
Las Encinas S.A. de C.V. | Aquila, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,908,150			1,908,150
Las Encinas S.A. de C.V. | Aquila, Ministry of Economy (Secretaría de Economía) [Member]
Total	1,073,190		20,541	1,093,731
Las Encinas S.A. de C.V. | Palomas, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	670,532			670,532
Las Encinas S.A. de C.V. | Palomas, Ministry of Economy (Secretaría de Economía) [Member]
Total	377,123		67,093	444,216
Las Encinas S.A. de C.V. | Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
Total			5,378,730	5,378,730
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V.
Total	7,593,500		461,368	8,054,868
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Other concessions without extraction at the moment, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total			445,581	445,581
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Peña Colorada, Internal Revenue Service (Secretaría de Hacienda) [Member]
Total	1,398,934			1,398,934
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Peña Colorada, Ministry of Economy (Secretaría de Economía) [Member]
Total	6,194,566			6,194,566
Consorcio Minero Benito Juárez Peña Colorada S.A. de C.V. | Other concessions without extraction at the moment, Ministry of Economy (Secretaría de Economía) [Member]
Total			$ 15,787	15,787
Mineração Usiminas
Total	20,573,500	15,289,069		35,862,569
Mineração Usiminas | Mina Central, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	12,627,991			12,627,991
Mineração Usiminas | Mina Central, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		11,283,333		11,283,333
Mineração Usiminas | Mina Central, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	2,555,252			2,555,252
Mineração Usiminas | Mina Oeste, Internal Revenue Services (Receita Federal do Brasil) [Member]
Total	4,483,108			4,483,108
Mineração Usiminas | Mina Oeste, National Mining Agency (Agência Nacional de Mineração) [Member]
Total		$ 4,005,736		4,005,736
Mineração Usiminas | Mina Oeste, State Finance Secretary (Secretaria de Estado de Fazenda de Minais Gerais) [Member]
Total	$ 907,149			$ 907,149